Fair Value Information - Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - TWD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at FVTPL Derivative	$ 0	$ 1
Fair value on a recurring basis [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	779
Hedging financial assets	0	1
Equity investment	7,154	6,933
Financial liabilities at FVTPL Derivative	0	1
Fair value on a recurring basis [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	1
Hedging financial assets	0	0
Equity investment	2,454	2,900
Financial liabilities at FVTPL Derivative	0	0
Fair value on a recurring basis [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	0
Hedging financial assets	0	1
Equity investment	0	0
Financial liabilities at FVTPL Derivative	0	1
Fair value on a recurring basis [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	778
Hedging financial assets	0	0
Equity investment	4,700	4,033
Financial liabilities at FVTPL Derivative	0	0
Fair value on a recurring basis [Member] | Listed stocks [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	1
Fair value on a recurring basis [Member] | Listed stocks [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	1
Fair value on a recurring basis [Member] | Listed stocks [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	0
Fair value on a recurring basis [Member] | Listed stocks [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	0
Fair value on a recurring basis [Member] | Non-listed stocks [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	778	517
Fair value on a recurring basis [Member] | Non-listed stocks [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	0	0
Fair value on a recurring basis [Member] | Non-listed stocks [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	0	0
Fair value on a recurring basis [Member] | Non-listed stocks [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	$ 778	$ 517